Stock Option Plans (Detail Textuals) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 23, 1996	Dec. 31, 2004	Apr. 30, 2001	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method used	Black-Scholes option valuation model
Intrinsic value of option exercised	$ 90,606	$ 24,548
Weighted-average period to recognize compensation cost	3 years
Fair value of share vested	90,163	90,162
Recognized tax benefit	34,622	36,309
1996 Stock Option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded			83,625	5,600
Award expiration period			10 years
Exercise price per share			$ 8.83	$ 14.00
2001 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded					87,100
Award expiration period					10 years
Exercise price per share					$ 10.00
2012 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs	$ 202,804
2012 Stock Option Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved and awarded						104,035
Award expiration period						10 years
Exercise price per share						$ 15.65